EQUIPMENT DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
EQUIPMENT DISCLOSURE

7.EQUIPMENT

Changes in equipment cost, depreciation and net book value of the equipment at January 31, 2025 and 2024 are as follows:

Cost	Equipment
Balance at January 31, 2023	$109,348
Effect of foreign currency translation	(13,939)
Balance at January 31, 2024	95,409
Disposition of equipment	(13,177)
Effect of foreign currency translation	1,184
Balance at January 31, 2025	$83,416

Accumulated depreciation
Balance at January 31, 2023	$48,395
Additions	15,797
Effect of foreign currency translation	(7,718)
Balance at January 31, 2024	56,474
Additions	10,451
Disposition of equipment	(12,914)
Effect of foreign currency translation	711
Balance at January 31, 2025	$54,722

Net carrying amounts
Balance, January 31, 2024	$38,935
Balance, January 31, 2025	$28,694